NOTES PAYABLE - 2020 10% Notes (Details) - USD ($)		2 Months Ended	3 Months Ended		12 Months Ended
	Feb. 08, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 23, 2020	Sep. 30, 2019
Debt Instrument [Line Items]
Exercise price of warrants		$ 1.00		$ 1.00
Additional paid-in capital			$ 78,632,934		$ 75,891,414	$ 61,468,034
Beneficial conversion feature			$ 417,539	$ 233,500	$ 233,500
Common stock, par value (in dollars per share)			$ 0.001		$ 0.001	$ 0.001
10% Warrants
Debt Instrument [Line Items]
Percentage of aggregate principal amount coverage	20.00%				20.00%
Exercise price of warrants	$ 0.56				$ 0.56
Interest rate (as a percent)	10.00%		10.00%		10.00%	10.00%
10% Notes
Debt Instrument [Line Items]
Aggregate principal amount					$ 2,940,000
Stock issued					1,050,011
Interest rate (as a percent)			10.00%		10.00%	10.00%	10.00%
Amortization of debt discount			$ 21,393	0	$ 2,944	$ 0
Beneficial conversion feature			$ 0		0
10% Notes 2021
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,660,000
Stock issued	592,858
Interest rate (as a percent)	10.00%		10.00%
Conversion price (in dollars per share)	$ 0.66
Debt conversion commitment price (in dollars per share)	0.90
Amortization of debt discount			$ 28,531	0
Common stock, par value (in dollars per share)	$ 0.001
10% Investors
Debt Instrument [Line Items]
Proceeds from debt					$ 1,940,000
Interest rate (as a percent)	10.00%				10.00%
Conversion price trigger (as a percent)	80.00%				80.00%
10% Investors | Minimum
Debt Instrument [Line Items]
Conversion price (in dollars per share)	$ 0.65				$ 0.65
10% Investors | Maximum
Debt Instrument [Line Items]
Percentage of aggregate principal amount coverage	50.00%				50.00%
Conversion price (in dollars per share)	$ 1.00				$ 1.00
15% Notes
Debt Instrument [Line Items]
Aggregate principal amount		$ 2,031,000		2,031,000		300,000
Proceeds from debt		$ 525,000		$ 525,000		$ 300,000
Aggregate indebtedness amount					$ 1,000,000
Interest rate (as a percent)		15.00%		15.00%	15.00%	15.00%		12.00%
Additional paid-in capital					$ 3,653
Amortization of debt discount			$ 0	$ 69,159	279,676	$ 2,883
Debt discount | 10% Warrants
Debt Instrument [Line Items]
Additional paid-in capital	$ 429,300				254,400
Debt discount | 10% Notes 2021
Debt Instrument [Line Items]
Additional paid-in capital	$ 417,539
Extinguishment of debt | 10% Warrants
Debt Instrument [Line Items]
Additional paid-in capital					131,000
Extinguishment of debt | 10% Notes
Debt Instrument [Line Items]
Additional paid-in capital					131,000
Extinguishment of debt | 15% Notes
Debt Instrument [Line Items]
Additional paid-in capital					$ 668,335